Business Combinations - Summary of Fair Values of the Assets Acquired and Liabilities (Details)			12 Months Ended
	Nov. 30, 2019 CNY (¥)	Apr. 04, 2019 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Intangible assets
Goodwill			¥ 120,819,948	$ 18,959,286	¥ 100,231,487	$ 15,728,507	¥ 100,078,236
2021 Business Combinations
Business Acquisition [Line Items]
Property and equipment			92,075
Intangible assets
Goodwill			20,588,461
Noncontrolling interest			(34,576,536)
Total			23,000,000
2021 Business Combinations | Trademark
Intangible assets
Intangible assets			¥ 36,896,000
Amortization Period			10 years
2021 Business Combinations | Property and Equipment
Intangible assets
Amortization Period			10 years
Argyle Group
Business Acquisition [Line Items]
Current assets		¥ 3,777,860
Property and equipment		1,013,378
Intangible assets
Goodwill		42,198,903
Current liabilities		(7,618,079)
Deferred tax liabilities		(57,625,000)
Non current liabilities		(15,642,000)
Noncontrolling interest		(70,455,096)
Total		¥ 126,819,172
Argyle Group | Minimum
Intangible assets
Amortization Period		3 years
Argyle Group | Maximum
Intangible assets
Amortization Period		17 years
Argyle Group | Trademark
Intangible assets
Intangible assets		¥ 230,500,000
Amortization Period		Indefinite life
Argyle Group | Purchased Software
Intangible assets
Intangible assets		¥ 669,206
Argyle Group | Purchased Software | Minimum
Intangible assets
Amortization Period		4 years
Argyle Group | Purchased Software | Maximum
Intangible assets
Amortization Period		7 years
Urban Hotel Group
Business Acquisition [Line Items]
Current assets	¥ 50,482,296
Property and equipment	6,913,189
Intangible assets
Goodwill	49,037,577
Current liabilities	(19,831,341)
Deferred tax liabilities	(58,225,000)
Non current liabilities	(11,517,000)
Noncontrolling interest	(67,981,964)
Total	190,349,496
Deferred tax assets	4,000,000
Other assets	¥ 4,537,000
Urban Hotel Group | Minimum
Intangible assets
Amortization Period	3 years
Urban Hotel Group | Maximum
Intangible assets
Amortization Period	10 years
Urban Hotel Group | Trademark
Intangible assets
Intangible assets	¥ 212,800,000
Amortization Period	Indefinite life
Urban Hotel Group | Favorable Leases
Intangible assets
Intangible assets	¥ 20,100,000
Amortization Period	Remaining lease terms
Urban Hotel Group | Purchased Software
Intangible assets
Intangible assets	¥ 34,739
Amortization Period	2 years